Organization, Business Operation and Going Concern (Details Narrative) - USD ($)		12 Months Ended
	Oct. 15, 2021	Dec. 31, 2022	Oct. 03, 2022	May 06, 2021
Defined Benefit Plan Disclosure [Line Items]
Threshold Minimum Aggregate Fair Market Value As Percentage Of Net Assets Held In Trust Account		80.00%
Condition for future business combination threshold Percentage Ownership		50.00%
Redeemed percentage		100.00%
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001
[custom:DepositingAggregate-0]		24,280
Aggregate shares			5,200,000
Bank Acceptances Executed and Outstanding		72,800
Working Capital Deficit		1,544,269
Working Capital Loan		$ 90,000
Promissory Note with Related Party
Defined Benefit Plan Disclosure [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note				$ 300,000
Anchor Investors
Defined Benefit Plan Disclosure [Line Items]
Condition on Sale of Sponsor Founder Shares if Anchor Investor Purchases its Units Allocated, Percentage		100.00%
Shares, Issued		75,000
Anchor Investors | Founder Shares
Defined Benefit Plan Disclosure [Line Items]
Shares Issued, Price Per Share		$ 0.009
Shares, Issued		750,000
Anchor Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued		75,000
Sponsor
Defined Benefit Plan Disclosure [Line Items]
Aggregate Purchase Price		$ 25,000
Working Capital Loan		90,000
Sponsor | Promissory Note with Related Party
Defined Benefit Plan Disclosure [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note		$ 300,000
Private Placement Warrants
Defined Benefit Plan Disclosure [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,865,000
Class of Warrant or Right, Price of Warrants or Rights	$ 1.00	$ 1.00
IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period Shares New Issue	11,500,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Maximum Allowed Dissolution Expenses		$ 100,000
IPO [Member] | Anchor Investors
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period Shares New Issue		9,500,000
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period Shares New Issue	1,500,000	1,500,000
Over-Allotment Option [Member] | Private Placement Warrants
Defined Benefit Plan Disclosure [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,865,000
Class of Warrant or Right, Price of Warrants or Rights	$ 11.50